Accounts Receivable	12 Months Ended
Dec. 31, 2013
Accounts Receivable
6.	ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts were summarized as follows:

	As of December 31,
	2012	2013
	US$	US$

Accounts receivable	42,151	59,560
Allowance for doubtful accounts	(12,122)	(15,019)

Accounts receivable, net	30,029	44,541

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Movement in allowance for doubtful accounts:
Balance at beginning of year	7,277	9,217	12,122
Additional provision charged to expenses	16,368	12,339	13,437
Write-offs	(14,795)	(9,460)	(10,953)
Foreign currency translation adjustments	367	26	413

Balance at end of year	9,217	12,122	15,019